As filed with the Securities and Exchange Commission on July 13, 1999

                            Registration No. 2-75503

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                       Post-Effective Amendment No. 63 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 63 (X)

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

        Registrant's Telephone Number including Area Code: (303) 689-3000

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            James F. Jorden, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                         1025 Thomas Jefferson St. N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

  It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b) of Rule 485 X on July 26, 1999 pursuant to paragraph (b)(1)(v) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 458 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on pursuant to paragraph
(a)(2) of Rule 485

               If appropriate, check the following:

______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE

The purpose of Post-Effective Amendment No. 63 is to delay the effective date of Post-Effective Amendment No. 61, which was filed with the Securities and Exchange Commission on April 12, 1999.

This Post-Effective Amendment relates only to the Maxim Bond Index, Maxim Global Bond, Maxim Index 400, Maxim Growth Index, Maxim Value Index, Maxim Index
European,  Maxim  Index  Pacific,  Maxim  401k  Aggressive  Profile,  Maxim 401k
Moderately Aggressive Profile, Maxim 401k Moderate Profile, Maxim 401k Moderately Conservative Profile and Maxim 401k Conservative Profile Portfolios. It shall not supersede or affect this Registration Statement as it applies to the Prospectuses or Statements of Additional Information for any other Portfolios of the Registrant.

Parts A, B, and C of Registrant's Post-Effective Amendment No. 61 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, filed on April 12, 1999 are incorporated by reference herein and this Post-Effective Amendment is being filed under Rule 485 (b)(1)(v) under the Securities Act of 1933 for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 63 to the Registration Statement to be signed on its behalf, in the City of Englewood, State of Colorado on the 14th day of July, 1999.


                             MAXIM SERIES FUND, INC.
                                  (Registrant)



                             By: /s/ J.D. Motz
                               President (J.D. Motz)

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title                 Title                        Date



/s/ J.D. Motz                                      President                      7/13/99
 (J.D. Motz)                        and Director


/s/ D.G. McLeod                             Treasurer                     7/13/99
 (D.G. McLeod)


/s/ R. Jennings*                                   Director                              7/13/99
 (R. Jennings)


/s/ R.P. Koeppe*                            Director                              7/13/99
(R.P. Koeppe)





Signature and Title                 Title                        Date


/s/ D.L. Wooden                             Director                              7/13/99
(D.L. Wooden)


/s/ S. Zisman*                                     Director                              7/13/99
(S. Zisman)








*By: /s/ B.A. Byrne B.A. Byrne Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment No. 52 to this Registration Statement.